Loans and advances to clients (Details 6) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Stage 1 [Member] | Credit Losses Expected In 12 Months [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	R$ 2,885,917
Impairment losses recognized in profit or loss	2,957,616
Transfers between stages	(825,063)
Changes during the period	3,782,679
Comprising:
Commercial and Industrial	923,079
Real Estate Credit - Construction	(43,573)
Loans to Individuals	2,072,745
Leasing	5,365
Changes by Stage	(2,298,090)
Write-off of impaired balances recognized in loss provisions
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Foreign Exchange Fluctuation	5,618
Balance at the end of the fiscal year	3,551,061
Comprising:
Loans and advances to Customers	3,462,526
Loans and other receivables from credit institutions (Note 5)	7,764
Provision for debt instruments (Note 6)	80,769
Recoveries of previously written-off loans
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Discount Granted
Balance at the beginning of the fiscal year	35,211,623
Impairment losses recognized in profit or loss	26,544,088
Comprising:
Commercial and Industrial	6,808,987
Real Estate Credit - Construction	343,705
Loans to Individuals	19,389,289
Leasing	2,106
Write-off of impaired balances recognized in loss provisions	(26,626,576)
Comprising:
Commercial and Industrial	(7,137,059)
Real Estate Credit - Construction	(209,309)
Loans to Individuals	(19,276,369)
Leasing	(3,837)
Foreign Exchange Fluctuation	23,863
Balance at the end of the fiscal year	35,152,998
Comprising:
Loans and advances to Customers	33,559,068
Loans and other receivables from credit institutions (Note 5)	7,764
Provision for debt instruments (Note 6)	1,586,166
Recoveries of previously written-off loans	1,381,879
Comprising:
Commercial and Industrial	946,029
Real Estate Credit - Construction	95,692
Loans to Individuals	337,722
Leasing	2,435
Stage 2 [Member] | Expected Credit Losses Over Useful Life Not Subject To Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	6,861,458
Impairment losses recognized in profit or loss	5,934,927
Transfers between stages	2,168,360
Changes during the period	3,766,567
Comprising:
Commercial and Industrial	962,933
Real Estate Credit - Construction	(190,714)
Loans to Individuals	5,165,671
Leasing	(2,962)
Changes by Stage	(6,988,340)
Write-off of impaired balances recognized in loss provisions
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Foreign Exchange Fluctuation	1,116
Balance at the end of the fiscal year	5,809,161
Comprising:
Loans and advances to Customers	5,766,166
Loans and other receivables from credit institutions (Note 5)
Provision for debt instruments (Note 6)	42,994
Recoveries of previously written-off loans
Comprising:
Commercial and Industrial
Real Estate Credit - Construction
Loans to Individuals
Leasing
Discount Granted
Balance at the beginning of the fiscal year	29,723,374
Impairment losses recognized in profit or loss	23,800,720
Comprising:
Commercial and Industrial	8,854,382
Real Estate Credit - Construction	244,335
Loans to Individuals	14,685,813
Leasing	16,190
Write-off of impaired balances recognized in loss provisions	(18,340,010)
Comprising:
Commercial and Industrial	(4,919,792)
Real Estate Credit - Construction	(114,637)
Loans to Individuals	(13,294,696)
Leasing	(10,885)
Foreign Exchange Fluctuation	27,539
Balance at the end of the fiscal year	35,211,623
Comprising:
Loans and advances to Customers	34,025,262
Loans and other receivables from credit institutions (Note 5)	12,599
Provision for debt instruments (Note 6)	1,173,762
Recoveries of previously written-off loans	983,030
Comprising:
Commercial and Industrial	597,436
Real Estate Credit - Construction	35,671
Loans to Individuals	346,097
Leasing	3,826
Stage 3 [Member] | Expected Credit Losses During The Useful Life Subject To Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	25,464,248
Impairment losses recognized in profit or loss	17,651,545
Transfers between stages	14,224,243
Changes during the period	3,427,302
Comprising:
Commercial and Industrial	4,922,975
Real Estate Credit - Construction	577,993
Loans to Individuals	12,150,872
Leasing	(296)
Changes by Stage	9,286,430
Write-off of impaired balances recognized in loss provisions	(26,626,576)
Comprising:
Commercial and Industrial	(7,137,059)
Real Estate Credit - Construction	(209,309)
Loans to Individuals	(19,276,369)
Leasing	(3,837)
Foreign Exchange Fluctuation	17,129
Balance at the end of the fiscal year	25,792,776
Comprising:
Loans and advances to Customers	24,330,376
Loans and other receivables from credit institutions (Note 5)
Provision for debt instruments (Note 6)	1,462,403
Recoveries of previously written-off loans	1,381,879
Comprising:
Commercial and Industrial	946,029
Real Estate Credit - Construction	95,692
Loans to Individuals	337,722
Leasing	2,435
Discount Granted	(2,845,876)
Balance at the beginning of the fiscal year	25,640,489
Impairment losses recognized in profit or loss	16,986,695
Comprising:
Commercial and Industrial	3,340,309
Real Estate Credit - Construction	116,031
Loans to Individuals	13,531,815
Leasing	(1,460)
Write-off of impaired balances recognized in loss provisions	(12,934,687)
Comprising:
Commercial and Industrial	(5,184,225)
Real Estate Credit - Construction	(166,579)
Loans to Individuals	(7,575,967)
Leasing	(7,916)
Foreign Exchange Fluctuation	30,878
Balance at the end of the fiscal year	29,723,376
Comprising:
Loans and advances to Customers	28,510,659
Loans and other receivables from credit institutions (Note 5)	21,825
Provision for debt instruments (Note 6)	1,190,892
Recoveries of previously written-off loans	1,536,336
Comprising:
Commercial and Industrial	462,523
Real Estate Credit - Construction	64,257
Loans to Individuals	1,002,257
Leasing	7,299
Stage Total [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the fiscal year	35,211,623
Impairment losses recognized in profit or loss	26,544,088
Transfers between stages	15,567,540
Changes during the period	10,976,548
Comprising:
Commercial and Industrial	6,808,987
Real Estate Credit - Construction	343,706
Loans to Individuals	19,389,288
Leasing	2,107
Changes by Stage
Write-off of impaired balances recognized in loss provisions	(26,626,576)
Comprising:
Commercial and Industrial	(7,137,059)
Real Estate Credit - Construction	(209,309)
Loans to Individuals	(19,276,369)
Leasing	(3,837)
Foreign Exchange Fluctuation	23,863
Balance at the end of the fiscal year	35,152,998
Comprising:
Loans and advances to Customers	33,559,068
Loans and other receivables from credit institutions (Note 5)	7,764
Provision for debt instruments (Note 6)	1,586,166
Recoveries of previously written-off loans	1,381,879
Comprising:
Commercial and Industrial	946,029
Real Estate Credit - Construction	95,692
Loans to Individuals	337,722
Leasing	2,435
Discount Granted	R$ (2,845,876)